Transactions with Affiliates - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities - Affiliates	$ 8,577			$ 8,577	$ 183,820
Lease expense				1,400
Total commitment, remaining term	8,731			8,731
Oil and natural gas properties, successful efforts method	$ 2,628,333	$ 2,801,145		2,628,333	1,876,951
Linn Energy Holdings and Citizen Energy LLC
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities - Affiliates					63,000
MSAs
Related Party Transaction [Line Items]
Charges related to services		$ 0	$ 7,500	$ 10,000	10,000
MSAs | Linn
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities - Affiliates					55,500
MSAs | Citizen
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities - Affiliates					46,500
MSAs | Linn Energy Holdings and Citizen Energy LLC
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities - Affiliates					19,000
Corporate Office Lease [Member] | Riviera | Affiliates
Related Party Transaction [Line Items]
Initial term	5 years	5 years		5 years
Renewal term	5 years			5 years
Lease expense		$ 300		$ 500
Total commitment, remaining term	$ 8,100	$ 7,800		$ 8,100
Costs incurred on the Company's behalf | Riviera | Affiliates
Related Party Transaction [Line Items]
Reorganization costs	$ 1,800
Supervisory services | Atlas LLC
Related Party Transaction [Line Items]
Oil and natural gas properties, successful efforts method					$ 2,300